UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          August 14, 2002

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   94

Form 13F information Table Value Total:   $259,808



List of Other Included Managers:


     FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100         2222   59,025                                        59025
AIR PRODUCTS       COM   009158106          274    5,430                                         5430
AMERICAN EXPRESS   COM   025816109          264    7,269                                         7269
AMERICAN INTL      COM   026874107         5623   82,413                                        82413
ANHEUSER BUSCH     COM   035229103         3906   78,125                                        78125
AUTOMATIC DATA     COM   053015103         3933   90,300                                        90300
BANKAMERICA        COM   060505104          232    3,296                                         3296
BANK OF NEW YORK   COM   064057102         1336   39,571                                        39571
BAXTER INTL        COM   071813109          548   12,332                                        12332
BECTON DICKINSON   COM   075887109         1898   55,100                                        55100
BELL SOUTH         COM   079860102          231    7,322                                         7322
BPA AMOCO          COM   055622104         1077   21,328                                        21328
CAPITAL AUTOMOTIV  COM   139733109         8574  359,350                                       264350             95,000
CARPENTER TECH     COM   144285103          248    8,597                                         8597
CEDAR FAIR L.P     COM   150185106          451   19,000                                        19000
CHUBB              COM   171232101          215    3,030                                         3030
CITIGROUP          COM   172967101          254    6,550                                         6550
COCA COLA          COM   191211600          297    5,300                                         5300
COLGATE PALMOLIVE  COM   194162103         2729   54,531                                        54531
CHEVRON/TEXACO     COM   166764100          679    7,674                                         7674
COMPUDYNE          COM   204795306         1528   98,100                                        10700             87,400
CONAGRA            COM   205887102         1474   53,300                                        53300
CRYOLIFE           COM   228903100         2421  150,750                                        75750             75,000

  COLUMN TOTALS                           37993

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None

DAKTRONICS         COM   234264109         6266  636,750                                       454750             182,000
D & K HEALTHCARE   COM   232861104         3646  103,400                                        69400              34,000
DOVER CORP         COM   260003108         1869   53,400                                        53400
DREXLER TECHNOLOG  COM   261876106         1452   67,200                                         7400               59800
DUKE ENERGY        COM   264399106          332   10,667                                        10667
DU PONT            COM   263534109          333    7,497                                         7497
EMBREX             COM   290817105         7620  364,225                                       264225             100,000
EDGE PETROLEUM     COM   279862106         2935  544,701                                       442701             102,000
EMERSON ELECTRIC   COM   291011104          500    9,344                                         9344
EVERGREEN RES      COM   299900308          970   22,825                                        22825
GENERAL DYNAMICS   COM   369550108         1473   13,846                                        13846
GENERAL ELECTRIC   COM   369604103         7799  268,455                                       268455
GENTEX             COM   371901109         6281  228,650                                       154550             74,100
GILLETTE           COM   375766102          344   10,150                                        10150
GLAXO HOLDINGS     COM   37733W105          374    8,673                                         8673
W W GRAINGER       COM   384802104          498    9,950                                         9950
GROUP 1 SOFTWARE   COM   399434103          947   68,350                                        48350             20,000
H J HEINZ          COM   423074103         1153   28,061                                        28061
HERSHEY FOODS      COM   427866108         2938   47,000                                        47000
IBM                COM   459200101          897   12,455                                        12455
IMPATH             COM   45255G101         2908  162,025                                        66025              96,000
INTEL              COM   458140100         1602   87,706                                        87706
JOHNSON & JOHNSON  COM   478160104         1221   23,369                                        23369
KENSEY NASH        COM   490057106         7603  469,300                                       338300             131,000
KIMBERLY CLARK     COM   494368103         4753   76,659                                        76659
KINGSWAY FINANCIA  COM   496904103         1807  159,900                                       159900
LILLY, ELI         COM   532457108         2961   52,500                                        52500
LITHIA MOTORS      COM   536797103         8972  333,300                                       238700              94,600

  COLUMN TOTALS                           80454


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
MEADE INSTRUMENT   COM   583062104         5025  886,250                                       760250            126,000
MEDTRONIC          COM   585055106         4073   95,050                                        95050
McGRAW HILL        COM   580645109         1027   17,200                                        17200
MELLON BANK        COM   58551A108         4392  139,750                                       139750
MERCK              COM   589331107         2388   47,163                                        47163
MICROSOFT          COM   594918104         3770   68,921                                        68921
J P MORGAN         COM   616880100          415   12,220                                        12220
PARKWAY PROP       COM   70159Q104         6784  186,468                                       127568              58,900
PENN NATL GAMING   COM   707569109        10857  598,188                                       435188              163000
PEPSICO            COM   713448108         6639  137,730                                       137730
PERF. FOOD GROUP   COM   713755106         6728  198,700                                       132900              65,800
PFIZER             COM   717081103          970   27,705                                        27705
PLANTRONICS        COM   727493108         1877   98,750                                        63950              34,800
PRIMA ENERGY       COM   741901201         1182   51,800                                        28800              23,000
PROCTOR & GAMBLE   COM   742718109         3130   35,048                                        35048

  COLUMN TOTALS                           59257
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
PNC BANC CORP      COM   693475105          579   11,073                                        11073
PHARMACIA  CORP    COM   71713U102         4426  118,192                                       118192
Q-LOGIC            COM   747277101         9512  249,651                                       209851              39,800
QUIXOTE            COM   749056107         4573  269,811                                       169811             100,000
RICHARDSON ELEC.   COM   763165107         3287  306,300                                       212500              93,800
ROCK OF AGES       COM   772632105         2288  322,750                                       185850             136,900
ROYAL DUTCH        COM   780257705          278    5,025                                         5025
SBC COMMUNICATION  COM   78387G103         2372   77,780                                        77780
SCHERING PLOUGH    COM   806605101          595   24,200                                        24200
SARA LEE           COM   803111103          632   30,628                                        30628
SCHLUMBERGER       COM   806857108          438    9,430                                         9430
SCHWAB             COM   808513105          503   44,950                                        44950
STATE ST CORP      COM   857473102         1370   30,650                                        30650
SERVICEMASTER      COM   817615107          192   13,979                                        13979
STRYKER CORP       COM   863667101          883   16,500                                        16500
SUNRISE ASSISTED   COM   86768K106         2341   87,350                                        11900              75,450
SYSCO CORP         COM   871829107         5179  190,275                                       190275
A T & T CORP.      COM   001957109          169   15,835                                        15835
UNITED TECHNOLOGI  COM   913017109         1967   28,966                                        28966
UNIVERSAL ELECT.   COM   913483103         4886  326,625                                       201625             125,000
VERIZON            COM   92343V104         1752   43,636                                        43636
WACHOVIA           COM   929903102         3481   91,171                                        91171
WALGREEN           COM   931422109         5476  141,765                                       141765
WALMART            COM   931142103         5589  101,600                                       101600
WILLIAMS COS       COM   969457100          144   24,103                                        24103
WYETH              COM   983024100         2846   55,589                                        55589
EXXON MOBIL        COM   30231G102         7654  187,048                                       187048
DENTSPLY INTL      COM   249030107         8692  235,497                                       235497
  COLUMN TOTALS                           82104
   FINAL TOTAL                         $259,808


